Other Operating Income/(Expense) - Information about Other Operating Income Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating income expense [abstract]
Fair value remeasurements of equity investments under IFRS 9	£ 16
Disposal of businesses and assets	258	£ 195	£ 283
Fair value remeasurements on contingent consideration recognised in business combinations	(1,252)	(1,012)	(2,205)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	58	13	(577)
Remeasurement of Consumer Healthcare put option liability	(658)	(1,186)	(1,133)
Fair value adjustments on derivative financial instruments	(3)	9	(3)
Other (expense)/income	(7)	9	23
Impairment of available-for-sale equity investments under IAS 39		(30)	(47)
Disposal of available-for-sale equity investments under IAS 39		37	254
Other operating income expense	£ (1,588)	£ (1,965)	£ (3,405)